Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income available to ordinary shareholders	¥ 3,574	$ 505	¥ 2,050
Numerator
Numerator for diluted EPS calculation	3,574	505	2,006
Class A Ordinary Shares
Numerator
Allocation of net income available to ordinary shareholders	¥ 2,828	$ 400	¥ 1,628
Denominator
Denominator used for earnings per share	27,282,775	27,282,775	27,780,546
Earnings per share—basic | (per share)	¥ 103.66	$ 14.67	¥ 58.60
Numerator
Allocation of net income available to ordinary shareholders	¥ 2,831	$ 400	¥ 1,594
Reallocation of net income available to ordinary shareholders as a result of conversion of Class B to Class A shares	743	105	412
Numerator for diluted EPS calculation	¥ 3,574	$ 505	¥ 2,006
Denominator
Weighted average ordinary shares outstanding	27,282,775	27,282,775	27,780,546
Conversion of Class B to Class A ordinary shares	7,194,935	7,194,935	7,201,254
Share-based awards	154,070	154,070	73,895
Denominator used for earnings per share	34,631,780	34,631,780	35,055,695
Earnings per share—diluted | (per share)	¥ 103.20	$ 14.61	¥ 57.22
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for earnings per share	272,827,750	272,827,750	277,805,460
Earnings per share—basic | (per share)	¥ 10.37	$ 1.47	¥ 5.86
Denominator
Weighted average ordinary shares outstanding	272,827,750	272,827,750	277,805,460
Denominator used for earnings per share	346,317,800	346,317,800	350,556,950
Earnings per share—diluted | (per share)	¥ 10.32	$ 1.46	¥ 5.72
Class B Ordinary Shares
Numerator
Allocation of net income available to ordinary shareholders	¥ 746	$ 105	¥ 422
Denominator
Denominator used for earnings per share	7,194,935	7,194,935	7,201,254
Earnings per share—basic | (per share)	¥ 103.66	$ 14.67	¥ 58.60
Numerator
Allocation of net income available to ordinary shareholders	¥ 743	$ 105	¥ 412
Numerator for diluted EPS calculation	¥ 743	$ 105	¥ 412
Denominator
Weighted average ordinary shares outstanding	7,194,935	7,194,935	7,201,254
Denominator used for earnings per share	7,194,935	7,194,935	7,201,254
Earnings per share—diluted | (per share)	¥ 103.20	$ 14.61	¥ 57.22